SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2025
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 7:-	SHAREHOLDERS' EQUITY

a.	Issuance of Shares:

On January 31, 2023, the Company entered into a Sales Agreement with Leerink Partners LLC (previously known as SVB Securities LLC) (“Leerink Partners”), as sales agent, pursuant to which the Company may offer and sell, from time to time through Leerink Partners, its ordinary shares through an “at the market offering” (ATM). The offer and sale of our ordinary shares, if any, will be made pursuant to the Company’s shelf registration statement on Form F-3, as supplemented by a prospectus supplement. Pursuant to the applicable prospectus supplement, the Company may offer and sell up to $50,000 of its ordinary shares. As of June 30, 2025, 6,867,191 shares were issued and sold through the ATM, with proceeds of approximately $12,495 (net of $822 issuance expenses).

b.	Share option plan:

Transactions related to the grant of options to employees, directors and non-employees under the Company’s 2010 Share Option Plan, as amended, during the six-month period ended June 30, 2025, were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
		$	Years	$

Options outstanding at the beginning of year	8,655,721	4.31	6.05	802
Options granted	31,600	1.79
Options exercised	(32,470)	1.07		24
Options forfeited	(205,003)	4.66
Options expired	(101,648)	6.55

Options outstanding as of June 30, 2025	8,348,200	4.28	5.54	1,263

Exercisable of June 30, 2025	6,111,177	5.18	4.51	555

During the six-month period ended June 30, 2025, the Company’s Board of Directors granted 31,600 options to purchase ordinary shares of the Company to employees. The exercise prices for such options range from $1.32 to $2.25 per share, with vesting to occur in up to four years.

The Company selected the Black-Scholes-Merton (“Black-Scholes”) option-pricing model as the most appropriate fair value method for its share-options awards and Employee Share Purchase Plan (“ESPP”), which is currently suspended. The option-pricing model requires a number of assumptions, of which the most significant are the expected share price volatility and the expected option term. Expected volatility was calculated based on actual historical share price movements over a term that is equivalent to the expected term of granted options. The expected term of options granted is based on historical experience and represents the period of time that options granted are expected to be outstanding.

The following table presents the assumptions used to estimate the fair value of the options granted in the periods presented:

	Six months ended June 30,
	2025	2024
	Unaudited

Volatility	90.6%-91.0%	92.7%-95.9%
Risk-free interest rate	4.07%-4.37%	3.9%-4.5%
Dividend yield	0%	0%
Expected life (years)	4.14	4.02

Weighted average fair value of options granted during the six-month periods ended June 30, 2025 and 2024 were $1.20 and $1.41, respectively.

c.	RSUs

A summary of RSUs activity During the six-month period ended June 30, 2025 is as follows:

	Number of RSUs	Weighted average grant date per value
		$

RSUs outstanding at the beginning of year	317,350	1.70
RSUs granted	23,700	1.79
RSUs forfeited	(15,300)	1.69

RSUs outstanding as of June 30, 2025	325,750	1.70

During the six-month periods ended June 30, 2025 and 2024, the Company recorded share-based compensation related to share options and RSUs in a total amount of $987 and $1,633, respectively.

As of June 30, 2025, the total unrecognized estimated compensation cost related to non-vested share options and RSUs granted prior to that date was $2,586 which is expected to be recognized over a weighted average period of approximately 2.42 years.

The stock-based compensation expenses related to share options and RSU's are included as follows in the expense categories:

	Six months ended June 30,
	2025	2024
	Unaudited

Research and development expenses	$454	$805
Marketing and business development expenses	52	43
General and administrative expenses	481	785

Total operating expense	$987	$1,633